                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage LLC
                 ----------------------------------
   Address:
                 ----------------------------------
                 111 West Jackson Blvd., Suite 2000
                 ----------------------------------
                 Chicago, IL 60604
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Shimanek
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   312 692 5011
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ William J. Shimanek         Chicago, Illinois      3/10/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]  NONE

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:         78
                                        --------------------

Form 13F Information Table Value Total:       509,541
                                        --------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                                     3/31/05

Column 1                       Column 2     Column 3    Column 4      Column 5      Column 6   Column 7 Column 7
-------------------            ------------------------ -------- ------------------ ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS CUSIP     (X$1000) PRN AMT   PRN CALL DISCRETION MANAGERS SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC     Bond           007903AF4     3388   1500000 PNR      SOLE                  1500000
ALLERGAN INC                   Bond           018490AE2     2155   2500000 PNR      SOLE                  2500000
ALLSCRIPTS HEALTHCARE SOLUTION COM            01988P958      422     29500     PUT  SOLE                      N/A
ALLSCRIPTS HEALTHCARE SOLUTI   Bond           01988PAB4     5790   4000000 PNR      SOLE                  4000000
AMERICAN TOWER CORP            COM            029912951      937     51400     PUT  SOLE                      N/A
AMERICREDIT CORP               COM            03060R951      469     20000     CALL SOLE                      N/A
AMERICREDIT CORP               Bond           03060RAM3     6825   5000000 PNR      SOLE                  5000000
AMKOR TECHNOLOGY INC           Common stock   031652100      147     38000 SH       SOLE                    38000
APOGENT TECHNOLOGIES INC       Bond           03760AAK7     5063   4290000 PNR      SOLE                  4290000
CMS ENERGY CORP                COM            125896950      533     40900     PUT  SOLE                      N/A
CMS ENERGY CORP                Bond           125896AT7     3376   2500000 PNR      SOLE                  2500000
CMS ENERGY CORP                Bond           125896AW0     5552   5000000 PNR      SOLE                  5000000
CSX CORP                       Bond           126408GA5     4381   5000000 PNR      SOLE                  5000000
CALPINE CORP                   COM            131347956      254     63600     PUT  SOLE                      N/A
CARNIVAL CORP                  Bond           143658AS1    21572  25000000 PNR      SOLE                 25000000
CENTERPOINT ENERGY INC         Bond           15189TAC1    23095  20250000 PNR      SOLE                 20250000
CHARTER COMMUNICATIONS INC D   COM            16117M957       66     40000     PUT  SOLE                      N/A
CIBER INC                      COM            17163B952       73     10000     PUT  SOLE                      N/A
CIBER INC                      Bond           17163BAB8     5383   6000000 PNR      SOLE                  6000000
CIENA CORP                     Bond           171779AA9     3516   4100000 PNR      SOLE                  4100000
COCA COLA CO                   COM            191216950      625     15000     PUT  SOLE                      N/A
CONNETICS CORP                 Bond           208192AB0     5653   4500000 PNR      SOLE                  4500000
CONTINENTAL AIRLS INC          Bond           210795PJ3     3446   4000000 PNR      SOLE                  4000000
COOPER CAMERON CORP            Common stock   216640102     3976     69500 SH       SOLE                    69500
CUMMINS INC                    COM            231021956      704     10000     PUT  SOLE                      N/A
EDO CORP                       Bond           281347AD6     1026   1000000 PNR      SOLE                  1000000
EL PASO CORP                   Common stock   28336L109      190     18000 SH       SOLE                    18000
EL PASO CORP                   COM            28336l959     7828    739900     PUT  SOLE                      N/A
JAKKS PAC INC                  Bond           47012EAB2     6382   5000000 PNR      SOLE                  5000000
KINDRED HEALTHCARE INC         Warrant        494580111     3147     77798          SOLE                      N/A
KINDRED HEALTHCARE INC         Warrant        494580129        4       100          SOLE                      N/A
LEGG MASON INC                 Bond           524901AG0    18746  20750000 PNR      SOLE                 20750000
LENNAR CORP                    Bond           526057AF1    23330  28850000 PNR      SOLE                 28850000
LEVEL 3 COMMUNICATIONS INC     Bond           52729NBA7     3090   6000000 PNR      SOLE                  6000000
LIGAND PHARMACEUTICALS INC     Bond           53220KAB4     2361   2119000 PNR      SOLE                  2119000
LIONS GTE ENTMNT CORP          COM            535919953      497     45000     PUT  SOLE                      N/A
LOWES COS INC                  Bond           548661CF2    53608  57036000 PNR      SOLE                 57036000
MARKEL CORP                    Bond           570535AC8     1223   3000000 PNR      SOLE                  3000000
MAXTOR CORP                    COM            577729955      261     50000     PUT  SOLE                      N/A
MAXTOR CORP                    Bond           577729AC0      492    500000 PNR      SOLE                   500000
MEDICIS PHARMACEUTICAL CORP    Bond           58470KAA2     8601   7500000 PNR      SOLE                  7500000
MERCURY INTERACTIVE CORP       Bond           589405AD1     4192   4000000 PNR      SOLE                  4000000
MESA AIR GROUP INC             COM            590479951       42      6000     PUT  SOLE                      N/A
MESA AIR GROUP INC             Bond           590479AB7     4628  12500000 PNR      SOLE                 12500000
METAL MANAGEMENT INC           Warrant        591097134     2206     73009          SOLE                      N/A
MICRON TECHNOLOGY INC          Common stock   595112103     1349    130500 SH       SOLE                   130500
NEW YORK CMNTY BANCORP INC     COM            649445953     1449     79800     PUT  SOLE                      N/A
NORTHWEST AIRLS CORP           Bond           667280AC5      691   1000000 PNR      SOLE                  1000000
OWENS ILL INC                  Common stock   690768403      458     18200 SH       SOLE                    18200
PACIFICARE HEALTH SYS DEL      Bond           695112AG7    19274   7000000 PNR      SOLE                  7000000
PHOTRONICS INC                 Bond           719405AE2     3137   2500000 PNR      SOLE                  2500000
POWERWAVE TECHNOLOGIES INC     COM            739363959      104     13500     PUT  SOLE                      N/A
PROVIDIAN FINL CORP            COM            74406A952    14957    871600     PUT  SOLE                      N/A
PROVIDIAN FINL CORP            Bond           74406AAB8     6301  12000000 PNR      SOLE                 12000000
PROVIDIAN FINL CORP            Bond           74406AAC6    10641   7500000 PNR      SOLE                  7500000
PROVIDIAN FINL CORP            Bond           74406AAD4     9491   8000000 PNR      SOLE                  8000000
RITE AID CORP                  COM            767754954       63     15900     PUT  SOLE                      N/A
RITE AID CORP                  Bond           767754BA1     2492   2500000 PNR      SOLE                  2500000
ROYAL CARIBBEAN CRUISES LTD    Bond           780153AK8   101749 193000000 PNR      SOLE                193000000
ROYAL CARIBBEAN CRUISES LTD    Bond           780153AM4    18761  26587000 PNR      SOLE                 26587000
SFBC INTL INC                  COM            784121955      388     11000     PUT  SOLE                      N/A
SIERRA PAC RES NEW             Bond           826428AF1    12563   5000000 PNR      SOLE                  5000000
SIRIUS SATELLITE RADIO INC     Bond           82966UAC7    14307  10000000 PNR      SOLE                 10000000

                                     3/31/05

Column 1                       Column 2     Column 3    Column 4      Column 5      Column 6   Column 7 Column 7
-------------------            ------------------------ -------- ------------------ ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS CUSIP     (X$1000) PRN AMT   PRN CALL DISCRETION MANAGERS SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BANCORP INC          COM            845905958      532     24000     PUT  SOLE                      N/A
SUPERVALU SUPERVALU INC        COM            868536953      737     22100     PUT  SOLE                      N/A
SUPERVALU INC                  Bond           868536AP8     3412  10000000 PNR      SOLE                 10000000
TJX COS INC NEW                Bond           872540AL3     2097   2500000 PNR      SOLE                  2500000
UNITED FIRE & CAS CO           Pref. Stock    910331305      256      6081 SH       SOLE                     6081
VIACOM INC                     Common stock   925524308      348     10000 SH       SOLE                    10000
WABASH NATL CORP               Bond           929566AD9     4209   3000000 PNR      SOLE                  3000000
WALTER INDS INC                Bond           93317QAC9    14890   6000000 PNR      SOLE                  6000000
WASTE CONNECTIONS INC          Bond           941053AE0     5769   5000000 PNR      SOLE                  5000000
WEBMD CORP                     Bond           94769MAC9     2033   2000000 PNR      SOLE                  2000000
WEBMD CORP                     Bond           94769MAE5      630    750000 PNR      SOLE                   750000
WELLPOINT INC                  COM            94973v957      313      5000     PUT  SOLE                      N/A
WHEATON RIV MINERALS LTD       Warrant        962902144      365    165200          SOLE                      N/A
WHOLE FOODS MKT INC            Bond           966837AC0     2717   2500000 PNR      SOLE                  2500000
YELLOW ROADWAY CORP            Bond           985577AB1     3803   2500000 PNR      SOLE                  2500000

                                     Page 2